Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Segment		Dec. 31, 2012 Segment		Dec. 31, 2011 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	1		2		2
Net sales	$ 855,847	[1]	$ 678,113	[1]	$ 509,124	[1]
Minimum
Segment Reporting Information [Line Items]
Percentage of sales to customers	10.00%		10.00%		10.00%
Percentage of purchase from suppliers	10.00%		10.00%		10.00%
Inter-segment Sales
Segment Reporting Information [Line Items]
Net sales	$ 0		$ 0		$ 0

[1]	The net sales have excluded the sales from the discontinued operations of $93,193, $493,997 and $47,086 for the years ended December 31, 2011, 2012 and 2013, respectively.